Auditor's remuneration - Fees payable by HSBC to PwC (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Additional information [abstract]
Fees for HSBC Holdings’ statutory audit	$ 19.5	$ 21.9	$ 15.7
Fees for other services provided to HSBC	109.9	108.3	95.0
– audit of HSBC’s subsidiaries	68.6	71.0	69.5
– audit-related assurance services	18.7	17.2	10.0
– other assurance services	22.6	20.1	12.2
– taxation compliance services	0.0	0.0	1.6
– other non-audit services	0.0	0.0	1.7
Year ended 31 Dec	$ 129.4	$ 130.2	$ 110.7